SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED BALANCE SHEET (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
ASSETS
Inventories, net	₫ 29,643,327	$ 1,221,901,360	₫ 30,141,381	[1]				₫ 21,607,277
Short-term prepayments and other receivables	₫ 8,571,523	$ 353,319,167	8,006,103	[1]				6,457,169
Short-term amounts due from related parties			₫ 2,374,382
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party		Related party
Total current assets	₫ 52,534,890	$ 2,165,494,229	₫ 50,583,489	[1]
TOTAL ASSETS	149,262,830	6,152,631,080	146,857,721	[1]
CURRENT LIABILITIES
Deposits and down-payment from customers	2,042,600	84,196,208	1,194,112	[1]
Short-term accruals	9,347,188	385,292,168	11,431,878	[1]				11,056,666
Total current liabilities	163,234,314	6,728,537,263	152,036,022	[1]
Long-term deferred revenue	1,904,518	78,504,452	1,569,733	[1]
Total non-current liabilities	67,980,284	2,802,155,153	60,233,414	[1]
Accumulated losses	(223,965,064)	(9,231,865,787)	(190,502,556)	[1]		₫ (158,043,712)		(130,331,673)
Deficit attributable to equity holders of the parent	(159,276,761)	(6,565,406,472)	(142,782,394)	[1]
Non-controlling interests	77,324,993	3,187,345,136	77,370,679	[1]		77,385,801		77,442,544
Total deficit	(81,951,768)	(3,378,061,336)	(65,411,715)	[1]		(61,699,279)	[1]	(36,228,506)	[1]
TOTAL DEFICIT AND LIABILITIES	149,262,830	6,152,631,080	146,857,721	[1]
Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
ASSETS
Inventories, net			29,342,061		$ 1,229,450,306
Short-term prepayments and other receivables			7,320,773		306,744,867
Short-term amounts due from related parties			2,605,366		109,166,429
Total current assets			49,019,240		2,053,936,143
TOTAL ASSETS			131,628,647		5,515,320,833
CURRENT LIABILITIES
Deposits and down-payment from customers			1,187,903		49,773,862
Short-term accruals			11,137,428		466,665,047
Total current liabilities			138,788,030		5,815,303,360
Long-term deferred revenue			1,779,362		74,556,356
Total non-current liabilities			58,809,187		2,464,140,912
Accumulated losses			(184,546,025)		(7,732,591,343)
Deficit attributable to equity holders of the parent			(143,335,935)		(6,005,863,362)
Non-controlling interests			77,367,365		3,241,739,923
Total deficit			(65,968,570)		(2,764,123,439)
TOTAL DEFICIT AND LIABILITIES			131,628,647		$ 5,515,320,833
Related party
ASSETS
Short-term amounts due from related parties	₫ 5,721,225	$ 235,829,555	₫ 2,374,382	[1]
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party		Related party
CURRENT LIABILITIES
Other current liabilities	₫ 59,402,573	$ 2,448,580,915	₫ 49,341,144	[1]
Other non-current liabilities	33,212,671	1,369,030,132	19,682,747	[1]
Nonrelated party
CURRENT LIABILITIES
Other current liabilities	11,094,306	457,308,574	13,875,625	[1]				4,177,978
Other non-current liabilities	₫ 3,844,168	$ 158,457,049	2,194,253	[1]				606,429
Nonrelated party | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
CURRENT LIABILITIES
Other current liabilities			10,023,786		$ 420,002,765
Other non-current liabilities			2,194,253		91,940,543
As previously reported
ASSETS
Inventories, net			29,342,061		1,229,450,306			21,607,277
Short-term prepayments and other receivables			7,320,773		306,744,867			6,457,169
Short-term amounts due from related parties			2,605,366
Total current assets			49,019,240		2,053,936,143			44,838,620
TOTAL ASSETS			131,628,647		5,515,320,833			113,605,299
CURRENT LIABILITIES
Deposits and down-payment from customers			1,187,903		49,773,862			1,572,537
Short-term accruals			11,137,428		466,665,047			11,056,666
Total current liabilities			138,788,030		5,815,303,360			66,225,202
Long-term deferred revenue			1,779,362		74,556,356			499,395
Total non-current liabilities			58,809,187		2,464,140,912			84,050,556
Accumulated losses			(184,546,025)		(7,732,591,343)	(153,785,023)		(127,188,455)
Deficit attributable to equity holders of the parent			(143,335,935)
Non-controlling interests			77,367,365			77,379,914		77,439,373
Total deficit			(65,968,570)			(63,323,877)		(36,670,459)
TOTAL DEFICIT AND LIABILITIES			131,628,647		5,515,320,833			113,605,299
As previously reported | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
ASSETS
Inventories, net			28,665,995
Short-term prepayments and other receivables			7,229,475
Short-term amounts due from related parties			3,080,663
Total current assets			48,727,173
TOTAL ASSETS			131,336,580
CURRENT LIABILITIES
Deposits and down-payment from customers			864,416
Short-term accruals			11,150,656
Total current liabilities			138,481,278
Long-term deferred revenue			1,810,098
Total non-current liabilities			58,865,965
Accumulated losses			(184,588,076)
Deficit attributable to equity holders of the parent			(143,377,986)
Non-controlling interests			77,367,323
Total deficit			(66,010,663)
TOTAL DEFICIT AND LIABILITIES			131,336,580
As previously reported | Related party
ASSETS
Short-term amounts due from related parties			2,605,366		109,166,429			1,978,097
CURRENT LIABILITIES
Other current liabilities			44,338,043		1,857,791,125			17,325,317
Other non-current liabilities			18,151,355		760,552,879			21,918,710
As previously reported | Nonrelated party
CURRENT LIABILITIES
Other current liabilities			10,023,786		420,002,765			4,177,978
Other non-current liabilities			2,194,253		$ 91,940,543			606,429
As previously reported | Nonrelated party | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
CURRENT LIABILITIES
Other current liabilities			10,027,293
Other non-current liabilities			2,220,295
Restatement adjustments
ASSETS
Inventories, net			799,320
Short-term prepayments and other receivables			781,776
Short-term amounts due from related parties			(230,984)
Total current assets			1,564,249
TOTAL ASSETS			15,229,074
CURRENT LIABILITIES
Deposits and down-payment from customers			6,209
Short-term accruals			294,450
Total current liabilities			13,247,992
Long-term deferred revenue			(209,629)
Total non-current liabilities			1,424,227
Accumulated losses			(5,956,531)			(4,258,689)		(3,143,218)
Deficit attributable to equity holders of the parent			553,541
Non-controlling interests			3,314			5,887		3,171
Total deficit			556,855			₫ 1,624,598		₫ 441,953
TOTAL DEFICIT AND LIABILITIES			15,229,074
Restatement adjustments | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
ASSETS
Inventories, net			676,066
Short-term prepayments and other receivables			91,298
Short-term amounts due from related parties			(475,297)
Total current assets			292,067
TOTAL ASSETS			292,067
CURRENT LIABILITIES
Deposits and down-payment from customers			323,487
Short-term accruals			(13,228)
Total current liabilities			306,752
Long-term deferred revenue			(30,736)
Total non-current liabilities			(56,778)
Accumulated losses			42,051
Deficit attributable to equity holders of the parent			42,051
Non-controlling interests			42
Total deficit			42,093
TOTAL DEFICIT AND LIABILITIES			292,067
Restatement adjustments | Related party
CURRENT LIABILITIES
Other current liabilities			5,003,101
Other non-current liabilities			1,531,392
Restatement adjustments | Nonrelated party | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
CURRENT LIABILITIES
Other current liabilities			(3,507)
Other non-current liabilities			₫ (26,042)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).